Cost of Sales, Gross Profit	12 Months Ended
Dec. 31, 2020
Cost Of Sales Gross Profit
Cost of Sales, Gross Profit

17. Cost of sales, gross profit

The cost of materials included in the cost of sales amounted to EUR 2,927 thousand for the 2020 financial year (2019: EUR 3,827 thousand; 2018: 3,636 thousand).

The gross profit on sales increased slightly by EUR 420 thousand in the 2020 reporting year, to reach EUR 26,810 thousand, compared with EUR 26,390 thousand in 2019 (2018: EUR 16,656 thousand).